Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Key Management Personnel	The directors are considered as key management personnel of the Company.
	For the year ended December 31,
	2025		2024		2023
Directors compensation for the Group	US$	3,271,589	US$	612,026	US$	47,662